Breakdown of Contractual Assets and Liabilities, and Capitalized Costs	12 Months Ended
Dec. 31, 2023
Revenue From Contracts With Customers [Abstract]
Breakdown of Contractual Assets and Liabilities, and Capitalized Costs	Breakdown of contractual assets and liabilities, and capitalized costs
The movement of contractual assets and capitalized costs in 2023 and 2022 is as follows:

Millions of euros	Balance at 12/31/2022	Additions	Disposals	Transfers	Balance at 12/31/2023
Long-term contractual assets (Note 12)	359	118	(17)	(135)	325
Contractual assets	360	118	(17)	(135)	326
Impairment losses	(1)	—	—	—	(1)
Short-term contractual assets (Note 14)	195	276	(403)	134	202
Contractual assets	202	277	(404)	134	209
Impairment losses	(7)	(1)	1	—	(7)
Total	554	394	(420)	(1)	527

Millions of euros	Balance at 12/31/2021	Additions	Disposals	Transfers	Translation differences and hyperinflation adjustments	Balance at 12/31/2022
Long-term contractual assets (Note 12)	209	261	(12)	(100)	1	359
Contractual assets	210	261	(12)	(100)	1	360
Impairment losses	(1)	—	—	—	—	(1)
Short-term contractual assets (Note 14)	133	294	(337)	100	5	195
Contractual assets	141	295	(340)	100	6	202
Impairment losses	(8)	(1)	3	—	(1)	(7)
Total	342	555	(349)	—	6	554
Once the amounts recognized as contract assets become receivables, which normally occurs when they are invoiced, they are transferred to the "Trade receivables" heading. In this regard, the balance of the contract assets account basically represents amounts not yet due.
The movement of the deferred expenses in 2023 and 2022 is as follows:

Millions of euros	Balance at 12/31/2022	Additions	Disposals	Transfers	Translation differences and hyperinflation adjustments	Balance at 12/31/2023
Non-current capitalized costs (Note 12)	854	838	(2)	(682)	(7)	1,001
Of obtaining a contract	610	694	(1)	(536)	7	774
Of fulfilling a contract	244	144	(1)	(146)	(14)	227
Impairment losses	—	—	—	—	—	—
Current capitalized costs (Note 14)	885	620	(1,175)	684	(16)	998
Of obtaining a contract	710	534	(967)	538	—	815
Of fulfilling a contract	175	86	(208)	146	(16)	183
Impairment losses	—	—	—	—	—	—
Total	1,739	1,458	(1,177)	2	(23)	1,999

Millions of euros	Balance at 12/31/2021	Additions	Disposals	Transfers	Translation differences and hyperinflation adjustments	Other movements	Balance at 12/31/2022
Non-current capitalized costs (Note 12)	555	820	(2)	(547)	19	9	854
Of obtaining a contract	371	671	—	(447)	6	9	610
Of fulfilling a contract	184	149	(2)	(100)	13	—	244
Impairment losses	—	—	—	—	—	—	—
Current capitalized costs (Note 14)	668	630	(987)	547	20	7	885
Of obtaining a contract	537	509	(801)	448	10	7	710
Of fulfilling a contract	131	121	(186)	99	10	—	175
Impairment losses	—	—	—	—	—	—	—
Total	1,223	1,450	(989)	—	39	16	1,739
The movement of contractual liabilities of contracts with customers in 2023 and 2022 is as follows:

Millions of euros	Balance at 12/31/2022	Additions	Disposals (previous years)	Disposals (current year)	Transfers	Translation differences and hyperinflation adjustments	Balance at 12/31/2023
Long-term contractual liabilities (Note 21)	891	162	(2)	(1)	(279)	7	778
Short-term contractual liabilities (Note 22)	1,038	5,374	(973)	(4,700)	286	10	1,035
Total	1,929	5,536	(975)	(4,701)	7	17	1,813

Millions of euros	Balance at 12/31/2021	Additions	Disposals (previous years)	Disposals (current year)	Transfers	Translation differences and hyperinflation adjustments	Other movements	Balance at 12/31/2022
Long-term contractual liabilities (Note 21)	829	300	(2)	—	(242)	6	—	891
Short-term contractual liabilities (Note 22)	958	5,546	(984)	(4,756)	236	16	22	1,038
Total	1,787	5,846	(986)	(4,756)	(6)	22	22	1,929
The maturity schedule of contractual liabilities at December 31, 2023 is as follows:

Millions of euros	2024	2025	2026	Subsequent years	Total
Contractual liabilities, activation fees	23	9	1	2	35
Contractual liabilities, sales of prepay cards	487	—	—	—	487
Contractual liabilities, services	306	49	11	72	438
Contractual liabilities, sales of handsets	33	5	—	—	38
Contractual liabilities, sales of other equipments	3	—	—	18	21
Contractual liabilities, irrevocable rights to use	69	55	49	396	569
Other contractual liabilities	114	24	19	68	225
Maturity of performance obligations	1,035	142	80	556	1,813